EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings (loss) per share

For the years ended December 31 ($ millions, except shares in millions and per share amounts in dollars)	2019		2018
	Basic	Diluted	Basic	Diluted
Net (loss) income	$4,574	$4,574	($1,435)	($1,435)
Net income attributable to non-controlling interests	(605)	(605)	(110)	(110)
Net (loss) income attributable to the equity holders of Barrick Gold Corporation	$3,969	$3,969	($1,545)	($1,545)
Weighted average shares outstanding	1,758	1,758	1,167	1,167
Basic and diluted earnings (loss) per share data attributable to the equity holders of Barrick Gold Corporation	$2.26	$2.26	($1.32)	($1.32)